Segment Information - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) segment country	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting, Asset Reconciling Item [Line Items]
Number of operating segments | segment	3
Number of reportable segments | segment	3
Number of countries in which entity operates | country	40
Restructuring costs	$ 56	$ 32	$ 29
Losses at closed facilities	10
Regulatory fines reimbursement	18
Impairment charges on assets other than goodwill	0	$ 0	$ 159
Argentina
Segment Reporting, Asset Reconciling Item [Line Items]
Unrealized gain (loss), foreign currency translation	$ (42)